Earnings Per Share	6 Months Ended
Jun. 30, 2025
Profit or loss [abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the period.

Diluted earnings per share is calculated to give effect to equity Awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Net income (loss) attributable to Telesat Corporation Shares	$20,996	$35,452	$5,458	$20,690
Effect of diluted securities	1,860	3,460	420	2,009
Diluted net income (loss) attributable to Telesat Corporation Shares	$22,856	$38,912	$5,878	$22,699

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Basic total weighted average number of Telesat Corporation Shares outstanding	14,684,485	13,910,463	14,503,290	13,808,505
Effect of diluted securities
Stock options	341,237	—	352,789	1,691
RSUs	774,036	1,176,124	775,331	1,207,028
DSUs	205,344	146,822	202,875	138,060
PSUs	557,338	623,096	493,871	499,117
Diluted total weighted average number of Telesat Corporation Shares outstanding	16,562,440	15,856,505	16,328,156	15,654,401

Effect of diluted securities represents Telesat Public Shares and Class C Shares assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares assumed issued on exercise and the number of Telesat Public Shares and Class C Shares assumed repurchased are treated as an issue of common shares for no consideration.

For the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.